Note 9 - Stock-based Compensation - Stock-based Compensation Expense Recognized for Stock Options Granted (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allocated share-based compensation	$ 96	$ 904	$ 977	$ 2,647	$ 3,429	$ 3,227	$ 3,343
Research and Development Expense [Member]
Allocated share-based compensation	(26)	298	233	877	1,142	1,109	1,114
General and Administrative Expense [Member]
Allocated share-based compensation	$ 122	$ 606	$ 744	$ 1,770	$ 2,287	$ 2,118	$ 2,229